Capital and Financial Risk Management - Summary of Foreign Currency Risk (Detail) - Foreign currency risk [Member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of foreign currency risk [Line Items]
Impact on profit before tax (+5%)	[1]	$ 22	$ 19	$ (4)
Impact on profit before tax (-5%)	[1]	22	19	(4)
Impact on total equity (+5%)	[1]	123	157	177
Impact on total equity (-5%)	[1]	123	157	177
Impact on financial instruments (+5%)	[1]	44	27	11
Impact on financial instruments (-5%)	[1]	$ 44	$ 27	$ 11

[1]	Sensitivity analysis for exchange rates has been presented for continuing operations only.